INCOME TAXES (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Income Taxes Details
Net loss	$ (14,374,600)	$ (7,020,114)
Income tax benefit computed at statutory rates	(4,887,364)	(2,386,839)
Increase in valuation allowance	3,701,883	1,226,000
Non-deductible stock compensation	1,136,237	1,160,000
Permanent differences, nondeductible expenses	4,771	2,680
Other	44,473	(1,841)
Tax benefit